Rule 497(e)

File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

Sub-Administered by EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

(formerly known as GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY)

333-72042    HV-3574         PremierSolutions Standard

333-72042    HV-5244         PremierSolutions Standard (Series II)

333-72042    HV-5795         PremierSolutions Standard (Series A)

333-72042    HV-6779         PremierSolutions Standard (Series A-II)

Supplement dated September 2, 2022, to the Prospectus and Statement of Additional

Information, each dated May 2, 2022

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information (SAI), each dated May 2, 2022.

1.	COMPANY NAME CHANGES

Effective immediately, following company name change will be made and all references to the current name in the Prospectus and SAI, as applicable, are hereby replaced with the new name:

Current Name	New Name
Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America

2.	FUND NAME CHANGES

Effective immediately, the following Funds and Advisers changed their names and all references to the current names in the Prospectus are hereby replaced with the new names:

Current Names	New Names
Great-West International Index Fund Adviser: Great-West Capital Management, LLC	Empower International Index Fund Adviser: Empower Capital Management, LLC
Great-West Moderately Aggressive Profile Fund Adviser: Great-West Capital Management, LLC	Empower Moderately Aggressive Profile Fund Adviser: Empower Capital Management, LLC
Great-West S&P Mid Cap 400® Index Fund Adviser: Great-West Capital Management, LLC	Empower S&P Mid Cap 400® Index Fund Adviser: Empower Capital Management, LLC
Great-West S&P SmallCap 600® Index Fund Adviser: Great-West Capital Management, LLC	Empower S&P SmallCap 600® Index Fund Adviser: Empower Capital Management, LLC

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR

FUTURE REFERENCE.